Loans and other financial assets at amortized cost, and loans and receivables_Changes in gross carrying amount of due from banks (Details)	6 Months Ended
	Jun. 30, 2018 KRW (₩)
Reconciliation of changes in gross carrying amount of due from financial institutions [Line Items]
Beginning balance	₩ 8,870,835,000,000
Changes in gross carrying amount of due from financial institutions [Abstract]
Transfer to 12-month expected credit losses	0
Transfer to lifetime expected credit losses	0
Transfer to credit-impaired financial assets	0
Net increase	8,855,041,000,000
Others	50,092,000,000	[1]
Ending balance	17,775,968,000,000
Stage 1
Reconciliation of changes in gross carrying amount of due from financial institutions [Line Items]
Beginning balance	8,870,835,000,000
Changes in gross carrying amount of due from financial institutions [Abstract]
Transfer to 12-month expected credit losses	0
Transfer to lifetime expected credit losses	0
Transfer to credit-impaired financial assets	0
Net increase	8,855,041,000,000
Others	50,092,000,000	[1]
Ending balance	17,775,968,000,000
Stage 2
Reconciliation of changes in gross carrying amount of due from financial institutions [Line Items]
Beginning balance	0
Changes in gross carrying amount of due from financial institutions [Abstract]
Transfer to 12-month expected credit losses	0
Transfer to lifetime expected credit losses	0
Transfer to credit-impaired financial assets	0
Net increase	0
Others	0
Ending balance	0
Stage 3
Reconciliation of changes in gross carrying amount of due from financial institutions [Line Items]
Beginning balance	0
Changes in gross carrying amount of due from financial institutions [Abstract]
Transfer to 12-month expected credit losses	0
Transfer to lifetime expected credit losses	0
Transfer to credit-impaired financial assets	0
Net increase	0
Others	0
Ending balance	₩ 0

[1]	Others consist of foreign currencies translation and etc.